Earnings per share (Tables)	9 Months Ended
Sep. 30, 2020
Earnings per share [abstract]
Schedule of Earnings per Share

	For the three months ended September 30,		For the nine months ended September 30,
	2020	2019	2020	2019
Basic earnings per share
Profit for the period attributable to equity owners of the parent (€m)	56.4	39.2	166.5	108.0
Weighted average Ordinary Shares and Founder Preferred Shares (basic) in millions	195.5	196.4	199.0	190.5
Basic earnings per share	€0.29	€0.20	€0.84	€0.57

Schedule of Diluted Earnings per Share

	For the three months ended September 30,		For the nine months ended September 30,
	2020	2019	2020	2019
Diluted earnings per share
Profit for the period attributable to equity owners of the parent (€m)	56.4	39.2	166.5	108.0
Weighted average Ordinary Shares and Founder Preferred Shares (diluted) in millions	195.5	196.4	199.0	190.5
Diluted earnings per share	€0.29	€0.20	€0.84	€0.57